Audited Consolidated Balance Sheet as of December 31, 2018 and Unaudited Interim Condensed Consolidated Balance Sheet as of June 30, 2019 - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets:
Cash	$ 674	$ 3,889
Advances to suppliers	1,123	1,209
Due from related parties		481
Prepaid expenses and other current assets	167	292
Total current assets	1,964	5,871
Noncurrent assets:
Property and equipment, net	237	282
Operating lease right-of-use assets	2,855
Other noncurrent asset	958	910
Total noncurrent assets	4,050	1,192
Total assets	6,014	7,063
Current liabilities:
Accounts payable	8,456	9,586
Accrued expenses	6,084	5,495
Due to related parties	1,375
Current portion of operating lease liabilities	535
Other current liabilities	2,469	1,364
Total current liabilities	18,919	16,445
Noncurrent liabilities:
Long-term loans	2,913
Operating lease liabilities	2,264
Total noncurrent liabilities	5,177
Total liabilities	24,096	16,445
Deficit:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 23,184,612 and 23,594,480 shares issued and outstanding as of December 31, 2018 and June 30, 2019, respectively)	2	2
Additional paid-in capital	177,088	170,950
Accumulated deficit	(193,405)	(178,760)
Accumulated other comprehensive income	76	42
Total BeyondSpring Inc.’s shareholder’s deficit	(16,239)	(7,766)
Noncontrolling interests	(1,843)	(1,616)
Total deficit	(18,082)	(9,382)
Total liabilities and deficit	$ 6,014	$ 7,063